Equity Net Earnings per Unit (Tables)	9 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Earnings Per Share
NET EARNINGS PER UNIT (in millions, except per unit amounts)

	Nine Months Ended September 30,
	2017	2016
Net earnings	$314	$242
Special allocations of net earnings (“Special Allocations”) (a)	1	2
Net earnings, including Special Allocations	315	244
General partner’s distributions	(6)	(7)
General partner’s IDRs (b)	(75)	(105)
Limited partners’ distributions on common units	(407)	(250)
Distributions greater than earnings	$(173)	$(118)
General partner’s earnings:
Distributions	$6	$7
General partner’s IDRs (b)	75	105
Allocation of distributions greater than earnings and other (c)	13	(23)
Total general partner’s earnings	$94	$89
Limited partners’ earnings on common units:
Distributions (d)	$407	$250
Special Allocations (a)	(1)	(2)
Allocation of distributions greater than earnings	(186)	(95)
Total limited partners’ earnings on common units	$220	$153
Weighted average limited partner units outstanding:
Common units - basic	107.0	96.7
Common units - diluted	107.1	96.8
Net earnings per limited partner unit:
Common - basic	$2.05	$1.58
Common - diluted	$2.05	$1.58

(a)
Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions fully allocated to the general partner and any special allocations. The adjustment reflects the special allocation to common units held by TLGP for the interest incurred in connection with borrowings on the Dropdown Credit Facility in lieu of using all cash on hand to fund the Alaska Storage and Terminalling Assets acquisition.

(b)
IDRs entitled the general partner to receive increasing percentages, up to 50%, of quarterly distributions in excess of $0.3881 per unit per quarter. The amount above reflects earnings distributed to our general partner net of $38 million of IDRs waived by TLGP for the nine months ended September 30, 2017. See Note 11 of our Annual Report on Form 10-K for the year ended December 31, 2016 and Note 1 for further discussion related to IDRs.

(c)
We have revised the historical allocation of general partner earnings to include the Predecessors’ gains of $15 million for the nine months ended September 30, 2017 and Predecessors’ losses of $21 million for the nine months ended September 30, 2016.

(d)	Distributions of earnings for limited partners’ common units is net of a $12.5 million waiver from Andeavor in connection with the WNRL Merger for the nine months ended September 30, 2017.

(e)	Diluted net earnings per unit include the effects of potentially dilutive units on our common units, which consist of unvested service and performance phantom units.